Note 10 - Commitments and Contingencies (Details Textual)	12 Months Ended
	Dec. 31, 2015 CAD shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($)
Employment [Member]
Compensation	CAD 19	$ 6,489
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures | shares	75,000	75,000
Stock Issued During Period, Value, Stock Options Exercised		$ 64,223
Stock Issued, Value, Stock Options Exercised, Net of Tax Benefit (Expense)		$ 53,519
Consultant [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	10 years	10 years
Consultant [Member]
Compensation | CAD	CAD 1,000
Stock Issued During Period, Value, Stock Options Exercised		$ 42,816
Stock Issued, Value, Stock Options Exercised, Net of Tax Benefit (Expense)		$ 35,680
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares | shares	100,000	100,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares | shares		4,167
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price | $ / shares		$ 1
Research and Development Expense		$ 10,861	$ 11,650
Operating Leases, Rent Expense		$ 430
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares | shares		1,707,744
Research and Development Expense		$ 456,274	$ 191,069